Segmental analysis	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmental analysis	Segmental analysis
The group’s organizational structure reflects the various activities in which bp is engaged. At 31 December 2020, bp had three reportable segments: Upstream, Downstream and Rosneft.
Upstream’s activities include oil and natural gas exploration, field development and production; midstream transportation, storage and processing; and the marketing and trading of natural gas, including liquefied natural gas (LNG), together with power and natural gas liquids (NGLs).
Downstream’s activities include the refining, manufacturing, marketing, transportation, and supply and trading of crude oil, petroleum, petrochemicals products and related services to wholesale and retail customers.
bp’s interest in Rosneft is accounted for using the equity method and is reported as a separate operating segment, reflecting the way in which the investment is managed.
Other businesses and corporate comprises the biofuels and wind businesses, the group’s shipping and treasury functions, and corporate activities worldwide.
The accounting policies of the operating segments are the same as the group’s accounting policies described in Note 1. However, IFRS requires that the measure of profit or loss disclosed for each operating segment is the measure that is provided regularly to the chief operating decision maker for the purposes of performance assessment and resource allocation. For bp, this measure of profit or loss is replacement cost profit or loss before interest and tax which reflects the replacement cost of supplies by excluding from profit or loss before interest and tax inventory holding gains and losses[a]. Replacement cost profit or loss before interest and tax for the group is not a recognized measure under IFRS.
Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. Segment revenues and segment results include transactions between business segments. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers by region are based on the location of the group subsidiary which made the sale. The UK region includes the UK-based international activities of Downstream.
All surpluses and deficits recognized on the group balance sheet in respect of pension and other post-retirement benefit plans are allocated to Other businesses and corporate. However, the periodic expense relating to these plans is allocated to the operating segments based upon the business in which the employees work.
Certain financial information is provided separately for the US as this is an individually material country for bp, and for the UK as this is bp’s country of domicile.
In February 2020, bp announced plans for a reorganization of the group’s organizational structure.  The group’s segmental reporting structure as described above remained in place throughout 2020. Changes to this structure, as described in Note 1 - Voluntary changes to significant accounting policies - not yet adopted, came into effect from 1 January 2021.

[a]    Inventory holding gains and losses represent the difference between the cost of sales calculated using the replacement cost of inventory and the cost of sales calculated on the first-in first-out (FIFO) method after adjusting for any changes in provisions where the net realizable value of the inventory is lower than its cost. Under the FIFO method, which we use for IFRS reporting, the cost of inventory charged to the income statement is based on its historical cost of purchase or manufacture, rather than its replacement cost. In volatile energy markets, this can have a significant distorting effect on reported income. The amounts disclosed represent the difference between the charge to the income statement for inventory on a FIFO basis (after adjusting for any related movements in net realizable value provisions) and the charge that would have arisen based on the replacement cost of inventory. For this purpose, the replacement cost of inventory is calculated using data from each operation’s production and manufacturing system, either on a monthly basis, or separately for each transaction where the system allows this approach. The amounts disclosed are not separately reflected in the financial statements as a gain or loss. No adjustment is made in respect of the cost of inventories held as part of a trading position and certain other temporary inventory positions.
5. Segmental analysis – continued

						$ million
						2020
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	34,197	162,974	—	1,716	(18,521)	180,366
Less: sales and other operating revenues between segments	(17,130)	(158)	—	(1,233)	18,521	—
Third party sales and other operating revenues	17,067	162,816	—	483	—	180,366
Earnings from joint ventures and associates – after interest and tax	(268)	214	(229)	(120)	—	(403)
Segment results
Replacement cost profit (loss) before interest and taxation	(21,547)	3,418	(149)	(683)	89	(18,872)
Inventory holding gains (losses)[a]	17	(2,796)	(89)	—	—	(2,868)
Profit (loss) before interest and taxation	(21,530)	622	(238)	(683)	89	(21,740)

Finance costs						(3,115)
Net finance expense relating to pensions and other post-retirement benefits						(33)
Profit before taxation						(24,888)
Other income statement items
Depreciation, depletion and amortization
US	3,772	1,359	—	63	—	5,194
Non-US	7,447	1,631	—	617	—	9,695
Charges for provisions, net of write-back of unused provisions, including change in discount rate	56	1,903	—	543	—	2,502
Segment assets
Investments in joint ventures and associates	10,749	3,671	11,808	1,109	—	27,337
Additions to non-current assets[b]	8,743	5,359	—	655	—	14,757
[a]    See explanation of inventory holding gains and losses on page 180.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

						$ million
						2019
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	54,501	250,897	—	1,788	(28,789)	278,397
Less: sales and other operating revenues between segments	(27,034)	(973)	—	(782)	28,789	—
Third party sales and other operating revenues	27,467	249,924	—	1,006	—	278,397
Earnings from joint ventures and associates – after interest and tax	603	374	2,295	(15)	—	3,257
Segment results
Replacement cost profit (loss) before interest and taxation	4,917	6,502	2,316	(2,771)	75	11,039
Inventory holding gains (losses)[a]	(8)	685	(10)	—	—	667
Profit (loss) before interest and taxation	4,909	7,187	2,306	(2,771)	75	11,706

Finance costs						(3,489)
Net finance expense relating to pensions and other post-retirement benefits						(63)
Profit before taxation						8,154
Other income statement items
Depreciation, depletion and amortization
US	4,672	1,335	—	55	—	6,062
Non-US	9,560	1,586	—	572	—	11,718
Charges for provisions, net of write-back of unused provisions, including change in discount rate	118	507	—	560	—	1,185
Segment assets
Investments in joint ventures and associates	12,196	3,609	12,927	1,593	—	30,325
Additions to non-current assets[b]	16,254	4,014	—	2,345	—	22,613
[a]    See explanation of inventory holding gains and losses on page 180.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2018
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	56,399	270,689	—	1,678	(30,010)	298,756
Less: sales and other operating revenues between segments	(28,565)	(574)	—	(871)	30,010	—
Third party sales and other operating revenues	27,834	270,115	—	807	—	298,756
Earnings from joint ventures and associates – after interest and tax	951	589	2,283	(70)	—	3,753
Segment results
Replacement cost profit (loss) before interest and taxation	14,328	6,940	2,221	(3,521)	211	20,179
Inventory holding gains (losses)[a]	(6)	(862)	67	—	—	(801)
Profit (loss) before interest and taxation	14,322	6,078	2,288	(3,521)	211	19,378

Finance costs						(2,528)
Net finance expense relating to pensions and other post-retirement benefits						(127)
Profit before taxation						16,723
Other income statement items
Depreciation, depletion and amortization
US	4,211	900	—	59	—	5,170
Non-US	8,907	1,177	—	203	—	10,287
Charges for provisions, net of write-back of unused provisions, including change in discount rate	355	834	—	1,557	—	2,746
Segment assets
Investments in joint ventures and associates	12,785	2,772	10,074	689	—	26,320
Additions to non-current assetsb c	24,266	3,609	—	477	—	28,352
[a]    See explanation of inventory holding gains and losses on page 180.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
[c] Amounts have been restated to include acquisitions.

			$ million
			2020
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	55,611	124,755	180,366
Other income statement items
Production and similar taxes	57	638	695
Non-current assets
Non-current assets[b] [c]	52,493	108,786	161,279
[a]    Non-US region includes UK $42,729 million
[b]    Non-US region includes UK $19,583 million
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2019
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	89,334	189,063	278,397
Other income statement items
Production and similar taxes	315	1,232	1,547
Non-current assets
Non-current assets[b] [c]	57,757	133,398	191,155
[a]    Non-US region includes UK $63,194 million.
[b]    Non-US region includes UK $22,881 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
5. Segmental analysis – continued

			$ million
			2018
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	98,066	200,690	298,756
Other income statement items
Production and similar taxes	369	1,167	1,536
Non-current assets
Non-current assetsb c	68,188	124,060	192,248
[a]    Non-US region includes UK $65,630 million.
[b]    Non-US region includes UK $19,426 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.